Warrant Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrant Liabilities [Abstract]
Warrant Liabilities

10. Warrant Liabilities

Certain of the warrants related to the convertible debentures described in Note 8, Convertible Debentures, qualify for liability classification under ASC 480, “Distinguishing Liabilities from Equity”. The fair value of the warrant liabilities was measured upon issuance and is re-measured at the end of every reporting period, with the change in fair value reported in the consolidated statement of operations as a gain or loss on change in fair value of warrant liabilities.

During the nine months ended September 30, 2024, in connection with the related notes being paid off in full, the Second Warrants were canceled and extinguished, resulting in a gain on extinguishment of warrant liabilities of $921,422 on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 warrant liabilities for the nine months ended September 30, 2024:

September 30,
2024
Balance at the beginning of the period	$833,615
Issuance of warrants	439,600
Change in fair value of warrant liabilities	(234,673)
Return of warrants	(921,422)
Balance at the end of the period	117,120

The Company uses Level 3 inputs for its valuation methodology for the warrant liabilities as their fair values were determined by using either the Black-Scholes model based on various assumptions or the price of the Company’s common stock.

Significant changes in any of these inputs in isolation would result in a significant change in the fair value measurement. As required, these are classified based on the lowest level of input that is significant to the fair value measurement. The following table shows the assumptions used in the calculations:

	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At September 30, 2024	257%	3.58%	0%	4.19 - 4.28
At December 31, 2023	221 - 222%	4.11 - 4.25%	0%	4.94 - 4.95

11. Warrant Liabilities

Certain of the warrants related to the convertible debentures described in Note 8, Convertible Debentures, qualify for liability classification under ASC 480, “Distinguishing Liabilities from Equity”. The fair value of the warrant liabilities was measured upon issuance and is re-measured at the end of every reporting period, with the change in fair value reported in the consolidated statement of operations as a gain or loss on change in fair value of warrant liabilities.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 warrant liabilities for the year ended December 31, 2023:

December 31,
2023
Balance at the beginning of the period	$-
Issuance of warrants	901,080
Change in fair value of warrant liabilities	(67,465)
Balance at the end of the period	833,615

*	The current and long-term breakout of warrant liabilities is based on the current and long-term breakout of the associated convertible debentures.

The Company uses Level 3 inputs for its valuation methodology for the warrant liabilities as their fair values were determined by using Monte-Carlo model based on various assumptions.

Significant changes in any of these inputs in isolation would result in a significant change in the fair value measurement. As required, these are classified based on the lowest level of input that is significant to the fair value measurement. The following table shows the assumptions used in the calculations:

	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At December 31, 2023	221 - 222%	4.11 - 4.25%	0%	4.94 - 4.95